Note 25 - Post-employment and other employee benefit commitments - Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-employment and other employee benefit commitments
Net Interest and similar expenses		€ 71	€ 96	€ 108
Interest expense benefit commitments		294	303	309
Interest income benefit commitments		(223)	(207)	(201)
Personnel expenses benefit commitments		149	154	141
Employer contributions		87	87	84
Defined benefit plans		62	67	57
Pensions and other post employment defined benefit obligations		343	332	592
Early retirement expense		227	236	502
Past service cost expense		3	(2)	26
Remeasurements benefit commitments	[1]	31	3	20
Other provision expenses		82	95	44
Total Impact On Profit And Loss Benefit Commitments		€ 563	€ 582	€ 841

[1]

Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).